Dividends - Details of dividends recognized as distributions to stockholders (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021
Details of dividends recognized as distributions to stockholders [Line Items]
Par value per share in won				₩ 5,000
Common stocks
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued and outstanding		508,784,869	[1]	516,599,554
Par value per share in won		₩ 5,000		₩ 5,000
Dividends	[2]	₩ 440,093	[1]	₩ 723,230
Dividend per share in won		₩ 865	[1]	₩ 1,400
Dividend rate per share (%)		17.30%	[1]	28.00%
Preferred stocks
Details of dividends recognized as distributions to stockholders [Line Items]
Total number of shares issued and outstanding		17,482,000	[1]	17,482,000
Par value per share in won		₩ 5,000		₩ 5,000
Dividends		₩ 15,122	[1]	₩ 24,475
Dividend per share in won		₩ 865	[1]	₩ 1,400
Dividend rate per share (%)		17.30%	[1]	28.00%

[1]	The current dividend(plan) will be decided on March 23, 2023. The amount of dividends was not recognized as a distribution to the owner during the period.
[2]	Dividends on own shares held by the Group are excluded.